Mortgages Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Mortgage Notes Payable Disclosure [Text Block]

Note 7 — Mortgages Payable

The following table summarizes certain information as of June 30, 2014, with respect to the Company’s indebtedness:

Property	Outstanding Principal	Interest Rate	Fixed/Floating	Maturity Date
Springhouse at Newport News	$22,676,269	5.66%	Fixed	January 1, 2020
Enders Place at Baldwin Park	17,500,000	3.97%	Fixed	November 1, 2022
23Hundred@Berry Hill	22,940,368	3.00% (1)	Floating	September 30, 2015
MDA City Apartments	37,600,000	5.35%	Fixed	January 1, 2023
Village Green Ann Arbor	43,200,000	3.92%	Fixed	October 1, 2022
Grove at Waterford	20,100,000	3.59%	Fixed	May 1, 2019
North Park Towers	11,500,000	5.65%	Fixed	January 6, 2024
Lansbrook Village	42,000,000	4.45%	Fixed	March 31, 2018
Total	$217,516,637
FMV Adjustment	767,310
Total	$218,283,947

(1)	The construction loan is based on a floating rate, which is benchmarked to three-month Libor plus 2.75% during construction and three-month Libor plus 2.50% upon construction completion.

Note 7 — Mortgages Payable

Springhouse Mortgage Payable

On December 3, 2009, the Company, through an indirect subsidiary (the “Springhouse Borrower”), entered into a loan with CWCapital LLC, a Massachusetts limited liability company, for an amount of $23,400,000 (the “Springhouse Senior Loan”), which loan is secured by the Springhouse property. The loan was subsequently sold to the Federal Home Loan Mortgage Corporation (Freddie Mac). The Springhouse Senior Loan matures on January 1, 2020 and bears interest at a fixed rate of 5.660% per annum. Monthly payments were interest-only for the first two years of the Springhouse Senior Loan. Yield maintenance payments will be required to the extent prepaid before the sixth month prior to the maturity date; during the period from the sixth month prior to the maturity date to the third month prior to the maturity date, a prepayment premium of 1% of the loan amount will be required, and thereafter the loan may be prepaid without penalty. The Springhouse Senior Loan is nonrecourse to the Springhouse Borrower with recourse carve-outs for certain deeds, acts or failures to act on the part of the Springhouse Borrower, or any of its officers, members, managers or employees.

Creekside Mortgage Payable

On October 13, 2010, the Company, through an indirect subsidiary (the “Creekside Borrower”), entered into a U.S. Department of Housing and Urban Development (HUD) loan agreement with Walker & Dunlop, LLC, a Delaware limited liability company, for an amount of $12,972,200 (the “Creekside Senior Loan”), which loan is secured by the Creekside property. The Creekside Senior Loan matures on November 1, 2050 and bears interest at a fixed rate of 4.60% per annum. Prepayment of the Creekside Senior Loan was prohibited before December 1, 2012. On or after December 1, 2012 until November 30, 2020 a prepayment premium equal to a percentage of the principal balance would be due. The prepayment premium is 8% on December 1, 2012 and reduces by 1% every December 1 until December 1, 2020 when the Creekside Senior Loan can be prepaid without penalty. The Creekside Senior Loan is nonrecourse to the Creekside Borrower, subject to certain provisions in the HUD Regulatory Agreement, which states that the Creekside Borrower and all of its existing and future members will be liable for any funds or property which they receive but are not entitled to and for acts and deeds by themselves or others which they have authorized in violation of the provisions of the Regulatory Agreement.

Enders Mortgage Payable

On October 2, 2012, the Company, through an indirect subsidiary (the “Enders Borrower”), entered into a loan with Jones Lang LaSalle Operations, LLC, an Illinois limited liability company, for an amount of $17,500,000 (the “Enders Senior Loan”), which loan is secured by the Enders property. The loan was subsequently assigned to Freddie Mac. The Enders Senior Loan matures on November 1, 2022 and bears interest at a fixed rate of 3.97% per annum, with interest-only payments for the first two years and fixed monthly payments of approximately $83,245 based on a 30-year amortization schedule thereafter. Yield maintenance payments will be required to the extent prepaid before the sixth month prior to the maturity date; during the period from the sixth month prior to the maturity date to the third month prior to the maturity date, a prepayment premium of 1% of the loan amount will be required, and thereafter the loan may be prepaid without penalty. The Enders Senior Loan is nonrecourse to the Enders Borrower with recourse carve-outs for certain deeds, acts or failures to act on the part of the Enders Borrower, or any of its officers, members, managers or employees.

MDA Mortgage Payable

On December 17, 2012, the Company, through an indirect subsidiary (the “MDA Borrower”), entered into a loan with MONY Life Insurance Company for an amount of $37,600,000 (the “MDA Senior Loan”), which loan is secured by the MDA property. The MDA Senior Loan matures on January 1, 2023 and bears interest at a fixed rate of 5.35% per annum, with three years interest only and thereafter fixed monthly payments of approximately $209,964 based on a 30-year amortization schedule thereafter. The MDA Senior Loan may be prepaid, in full, at any time beginning in the third year of the term on at least 30 business days prior notice and the payment of a prepayment premium equal to the greater of (a) 1% of the principal balance and (b) a yield maintenance amount determined under the promissory note. The MDA Senior Loan is nonrecourse to the MDA Borrower with recourse carve-outs for certain deeds, acts or failures to act on the part of the MDA Borrower, or any of its officers, members, managers or employees.

Berry Hill Mortgage Payable

On October 18, 2012, the Company, through an indirect subsidiary (the “Berry Hill Borrower”), entered into a loan with Fifth Third Bank for an amount of $23,569,000 (the “Berry Hill Senior Loan”), which loan is secured by the Berry Hill property. The Berry Hill Senior Loan matures on September 30, 2015 and bears interest at a floating rate, which is benchmarked to three-month LIBOR plus 2.75% during construction and three-month LIBOR plus 2.50% upon construction completion. In the event that LIBOR becomes unavailable, the interest rate will become the prime rate plus the applicable spread. The interest rate as of December 31, 2013 was 3.0%. The Berry Hill Senior Loan is subject to two one-year extensions. The Berry Hill Senior Loan is nonrecourse to the Berry Hill Borrower with recourse carve-outs for certain deeds, acts or failures to act on the part of the Berry Hill Borrower, or any of its officers, members, managers or employees.

As of December 31, 2013, contractual principal payments for the five subsequent years and thereafter are as follows:

Year	Total
2014	$511,600
2015	17,194,592
2016	1,675,851
2017	1,710,374
2018	1,745,595
Thereafter	83,731,979
$106,569,991
Add: Unamortized fair value debt adjustment	4,690,512
Total	$111,260,503